Statements of redeemable preferred stock and stockholders' equity (deficit) - USD ($) $ in Thousands	Total	Redeemable Series A Preferred Stock [Member]	Series B Redeemable Convertible Preferred Stock [Member]	Junior Convertible Preferred Stock [Member]	Redeemable Preferred Stock [Member]	Total Redeemable Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Beginning Balance at Jan. 31, 2017	$ (130,462)						$ 15		$ (130,477)
Beginning Balance at Jan. 31, 2017		$ 48,544		$ 32,718	$ 42,561	$ 123,823
Beginning Balance, Shares at Jan. 31, 2017							1,494,731
Beginning Balance, Shares at Jan. 31, 2017		13,674,365		32,718,098	42,560,530
Net loss	(18,192)								(18,192)
Issuance of redeemable convertible preferred stock			$ 32,459			32,459
Stock-based compensation expense	805							$ 805
Issuance of redeemable convertible preferred stock, Shares			9,197,142
Exercise of stock options	147						$ 1	146
Net exercise of warrants				$ 28		28
Exercise of stock options Shares							143,600
Net exercise of warrants, Shares				27,943
Accretion of redeemable preferred stock		$ 8,478	$ 11,503			19,981
Accretion of redeemable preferred stock	(19,981)							(951)	(19,030)
Ending Balance at Jan. 31, 2018	$ 176,291	$ 57,022	$ 43,962	$ 32,746	$ 42,561	176,291
Ending Balance, Shares at Jan. 31, 2018	98,178,078	13,674,365	9,197,142	32,746,041	42,560,530
Ending Balance at Jan. 31, 2018	$ (167,683)						$ 16		(167,699)
Ending Balance, Shares at Jan. 31, 2018							1,638,331
Net loss	(3,224)								(3,224)
Stock-based compensation expense	252							252
Exercise of stock options	146						$ 1	145
Exercise of stock options Shares							131,560
Accretion of redeemable preferred stock		$ 1,406	$ 1,084			2,490
Accretion of redeemable preferred stock	(2,490)							(397)	(2,093)
Ending Balance at Apr. 30, 2018		$ 58,428	$ 45,046	$ 32,746	$ 42,561	178,781
Ending Balance, Shares at Apr. 30, 2018		13,674,365	9,197,142	32,746,041	42,560,530
Ending Balance at Apr. 30, 2018	(172,999)						$ 17		(173,016)
Ending Balance, Shares at Apr. 30, 2018							1,769,891
Beginning Balance at Jan. 31, 2018	(167,683)						$ 16		(167,699)
Beginning Balance at Jan. 31, 2018	$ 176,291	$ 57,022	$ 43,962	$ 32,746	$ 42,561	176,291
Beginning Balance, Shares at Jan. 31, 2018							1,638,331
Beginning Balance, Shares at Jan. 31, 2018	98,178,078	13,674,365	9,197,142	32,746,041	42,560,530
Net loss	$ (9,983)
Cashless exercise of common stock warrants	0
Ending Balance at Oct. 31, 2018		$ 72,350	$ 49,596	$ 32,746	$ 42,561	197,253
Ending Balance, Shares at Oct. 31, 2018		13,674,365	9,197,142	32,746,041	42,560,782
Ending Balance at Oct. 31, 2018	(197,353)						$ 19		(197,372)
Ending Balance, Shares at Oct. 31, 2018							1,944,445
Beginning Balance at Jan. 31, 2018	(167,683)						$ 16		(167,699)
Beginning Balance at Jan. 31, 2018	$ 176,291	$ 57,022	$ 43,962	$ 32,746	$ 42,561	176,291
Beginning Balance, Shares at Jan. 31, 2018							1,638,331
Beginning Balance, Shares at Jan. 31, 2018	98,178,078	13,674,365	9,197,142	32,746,041	42,560,530
Net loss	$ (15,062)								(15,062)
Stock-based compensation expense	1,447							1,447
Exercise of stock options	361						$ 3	358
Exercise of stock options Shares							316,063
Issuance of common stock in connection with acquisition	163						$ 1	162
Accretion of redeemable preferred stock		$ 22,289	$ 7,910			30,199
Issuance of common stock in connection with acquisition, Shares							40,327
Accretion of redeemable preferred stock	(30,199)							(1,967)	(28,232)
Ending Balance at Jan. 31, 2019	$ 206,490	$ 79,311	$ 51,872	$ 32,746	$ 42,561	206,490
Ending Balance, Shares at Jan. 31, 2019	98,178,078	13,674,365	9,197,142	32,746,041	42,560,530
Ending Balance at Jan. 31, 2019	$ (210,974)						$ 20		(210,994)
Ending Balance, Shares at Jan. 31, 2019							1,994,721
Beginning Balance at Apr. 30, 2018	(172,999)						$ 17		(173,016)
Beginning Balance at Apr. 30, 2018		$ 58,428	$ 45,046	$ 32,746	$ 42,561	178,781
Beginning Balance, Shares at Apr. 30, 2018							1,769,891
Beginning Balance, Shares at Apr. 30, 2018		13,674,365	9,197,142	32,746,041	42,560,530
Net loss	(2,587)								(2,587)
Stock-based compensation expense	252							252
Exercise of stock options	12							12
Exercise of stock options Shares							16,057
Accretion of redeemable preferred stock		$ 6,961	$ 2,275			9,236
Accretion of redeemable preferred stock	(9,236)							(264)	(8,972)
Ending Balance at Jul. 31, 2018		$ 65,389	$ 47,321	$ 32,746	$ 42,561	188,017
Ending Balance, Shares at Jul. 31, 2018		13,674,365	9,197,142	32,746,041	42,560,782
Ending Balance at Jul. 31, 2018	(184,558)						$ 17		(184,575)
Ending Balance, Shares at Jul. 31, 2018							1,785,948
Net loss	(4,172)								(4,172)
Stock-based compensation expense	447							447
Exercise of stock options	166						$ 2	164
Exercise of stock options Shares							158,497
Accretion of redeemable preferred stock		$ 6,961	$ 2,275			9,236
Accretion of redeemable preferred stock	(9,236)							(611)	(8,625)
Ending Balance at Oct. 31, 2018		$ 72,350	$ 49,596	$ 32,746	$ 42,561	197,253
Ending Balance, Shares at Oct. 31, 2018		13,674,365	9,197,142	32,746,041	42,560,782
Ending Balance at Oct. 31, 2018	(197,353)						$ 19		(197,372)
Ending Balance, Shares at Oct. 31, 2018							1,944,445
Beginning Balance at Jan. 31, 2019	(210,974)						$ 20		(210,994)
Beginning Balance at Jan. 31, 2019	$ 206,490	$ 79,311	$ 51,872	$ 32,746	$ 42,561	206,490
Beginning Balance, Shares at Jan. 31, 2019							1,994,721
Beginning Balance, Shares at Jan. 31, 2019	98,178,078	13,674,365	9,197,142	32,746,041	42,560,530
Net loss	$ (6,695)								(6,695)
Stock-based compensation expense	599							599
Exercise of stock options	37							37
Exercise of stock options Shares							29,798
Issuance of common stock warrants	833							833
Accretion of redeemable preferred stock		$ 5,196	$ 2,667			7,863
Accretion of redeemable preferred stock	(7,863)							(1,469)	(6,394)
Ending Balance at Apr. 30, 2019		$ 84,507	$ 54,539	$ 32,746	$ 42,561	214,353
Ending Balance, Shares at Apr. 30, 2019		13,674,365	9,197,142	32,746,041	42,560,530
Ending Balance at Apr. 30, 2019	(224,063)						$ 20		(224,082)
Ending Balance, Shares at Apr. 30, 2019							2,024,519
Beginning Balance at Jan. 31, 2019	(210,974)						$ 20		(210,994)
Beginning Balance at Jan. 31, 2019	$ 206,490	$ 79,311	$ 51,872	$ 32,746	$ 42,561	206,490
Beginning Balance, Shares at Jan. 31, 2019							1,994,721
Beginning Balance, Shares at Jan. 31, 2019	98,178,078	13,674,365	9,197,142	32,746,041	42,560,530
Net loss	$ (16,625)
Cashless exercise of common stock warrants	2,521
Ending Balance at Oct. 31, 2019	0	$ 0	$ 0	$ 0	$ 0	0
Ending Balance, Shares at Oct. 31, 2019		0	0	0	0
Ending Balance at Oct. 31, 2019	102,493						$ 359	382,951	(280,817)
Ending Balance, Shares at Oct. 31, 2019							35,872,057
Beginning Balance at Apr. 30, 2019	(224,063)						$ 20		(224,082)
Beginning Balance at Apr. 30, 2019		$ 84,507	$ 54,539	$ 32,746	$ 42,561	214,353
Beginning Balance, Shares at Apr. 30, 2019							2,024,519
Beginning Balance, Shares at Apr. 30, 2019		13,674,365	9,197,142	32,746,041	42,560,530
Net loss	(7,493)								(7,493)
Stock-based compensation expense	1,467							1,467
Exercise of stock options	41							41
Exercise of stock options Shares							22,038
Accretion of redeemable preferred stock		$ 27,510	$ 20,802			48,312
Accretion of redeemable preferred stock	(48,312)							(1,508)	(46,804)
Payment of preferred stock dividends	(14,955)							(14,955)
Issuance of common stock in initial public offering, net of issuance costs	124,697						$ 78	124,619
Issuance of common stock in initial public offering, net of issuance costs, shares							7,812,500
Conversion of preferred stock into common stock and cancellation of redeemable preferred stock	262,665	$ (112,018)	$ (75,341)	$ (32,746)	$ (42,561)	(262,665)	$ 253	262,412
Conversion of preferred stock into common stock and cancellation of redeemable preferred stock, shares		(13,674,365)	(9,197,142)	(32,746,041)	(42,560,530)		25,311,535
Conversion and exercise of preferred stock warrants into common stock	8,805						$ 6	8,799
Conversion and exercise of preferred stock warrants into common stock Shares							588,763
Ending Balance, Shares at Jul. 31, 2019		0	0	0	0
Ending Balance at Jul. 31, 2019	102,852						$ 357	380,875	(278,380)
Ending Balance, Shares at Jul. 31, 2019							35,759,355
Net loss	(2,437)								(2,437)
Stock-based compensation expense	1,766							1,766
Exercise of stock options	366						$ 1	365
Exercise of stock options Shares							59,679
Cashless exercise of common stock warrants	2						$ 1	1
Cashless exercise of common stock warrants Shares							53,023
Deferred offering costs	(56)							(56)
Ending Balance at Oct. 31, 2019	0	$ 0	$ 0	$ 0	$ 0	$ 0
Ending Balance, Shares at Oct. 31, 2019		0	0	0	0
Ending Balance at Oct. 31, 2019	$ 102,493						$ 359	$ 382,951	$ (280,817)
Ending Balance, Shares at Oct. 31, 2019							35,872,057